UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 29

Date of reporting period: February 29, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	February 29, 2024

WESTERN ASSET

MANAGED

MUNICIPALS FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital.*

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Managed Municipals Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Managed Municipals Fund for the twelve-month reporting period ended February 29, 2024. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

Special shareholder notice

Effective March 1, 2024, Michael C. Buchanan and Ryan K. Brist joined the Fund’s portfolio management team and S. Kenneth Leech no longer serves as a member of the Fund’s portfolio management team. For more information, please see the Fund’s prospectus supplement dated March 1, 2024.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 28, 2024

Western Asset Managed Municipals Fund	III

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital. We select securities primarily by identifying undervalued sectors and individual securities, while also selecting securities we believe will benefit from anticipated changes in market conditions.

Under normal circumstances, the Fund invests at least 80% of its assets in municipal securities and other investments with similar economic characteristics, the interest on which is exempt from regular federal income tax, but which may be subject to the federal alternative minimum tax (“AMT”). Municipal securities include debt obligations issued by any of the 50 states and certain other municipal issuers and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions. Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

The Fund normally invests in intermediate-term and long-term municipal securities that have remaining maturities from one to more than thirty years at the time of purchase. The Fund focuses on investment grade bonds (that is, securities rated in the Baa/BBB categories or above or, if unrated or we deemed to be unrated, securities we determined to be of comparable credit quality), but may invest up to 20% of its assets in below investment grade bonds (commonly known as “high yield” or “junk” bonds). The Fund may also invest in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”), that invest primarily in municipal securities.

Instead of, and/or in addition to, investing directly in particular securities, the Fund may use instruments such as derivatives, including options, futures contracts and inverse floating rate instruments issued in tender option bond transactions, and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The Fund may use one or more types of these instruments without limit, except that these instruments are taken into account when determining compliance with the Fund’s 80% policy. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes. The Fund may leverage its assets by investing proceeds received through tender option bond transactions, which is considered a form of borrowing.

At Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of

Western Asset Managed Municipals Fund 2024 Annual Report	1

Fund overview (cont’d)

Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The U.S. fixed income market experienced periods of elevated volatility and posted a positive return during the twelve-month reporting period ended February 29, 2024. The market was impacted by several factors, including initial fears of an economic recession, persistent inflation, and shifting expectations for Federal Reserve Board (the “Fed”) monetary policy. There was also brief turmoil in the regional banking industry and a host of geopolitical issues that impacted investor sentiment. The market ended the year on a positive note, as the Fed indicated it would likely pivot from raising rates to cutting rates in 2024. However, the Fed appears to be taking a measured approach, which has pushed back expectations in terms of the timing for rate cuts in 2024. Meanwhile, there are signs that the central bank may orchestrate a “soft landing” for the economy.

Short-term U.S. Treasury yields declined as inflation moderated and the Fed indicated the likely end of its rate hike cycle. The yield for the two-year Treasury note began the reporting period at 4.81% and ended the period at 4.64%. The low of 3.75% was on May 4, 2023, and the peak of 5.19% occurred on October 17 and 18, 2023. The yield for the ten-year Treasury note began the reporting period at 3.92% and ended the period at 4.25%. The low of 3.30% was on April 5 and 6, 2023, and the peak of 4.98% occurred on October 19, 2023.

The municipal bond market generated a positive return and outperformed its taxable bond counterpart during the twelve-month reporting period. Over that time, the Bloomberg Municipal Bond Indexi and the Bloomberg U.S. Aggregate Indexii returned 5.42% and 3.33%, respectively. Both the taxable and tax-free markets were impacted by rising interest rates.

Q. How did we respond to these changing market conditions?

A. There were several adjustments to the Fund during the reporting period. We increased the Fund’s duration over the period. Elsewhere, we pared its exposure to the power sector and increased its exposure to the special tax obligation sector. From a quality perspective, we added to Fund’s allocation to AA-rated bonds and reduced its allocation to A and BBB-rated bonds.

Performance review

For the twelve months ended February 29, 2024, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned 5.87%. The Fund’s unmanaged benchmark, the Bloomberg Municipal Bond Index, returned 5.42% for the same period.

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

2	Western Asset Managed Municipals Fund 2024 Annual Report

Performance Snapshot as of February 29, 2024 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Managed Municipals Fund:
Class 1[1]	4.60%	6.03%
Class A	4.50%	5.87%
Class C	4.22%	5.28%
Class I	4.59%	6.06%
Class IS	4.61%	6.09%
Bloomberg Municipal Bond Index	4.33%	5.42%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended February 29, 2024 for Class 1, Class A, Class C, Class I and Class IS shares were 3.54%, 3.25%, 2.85%, 3.55% and 3.58%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class I and Class IS shares would have been 3.24%, 3.52% and 3.57%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 29, 2023, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class I and Class IS shares were 0.52%, 0.66%, 1.20%, 0.50% and 0.43%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.77% for Class A shares, 1.32% for Class C shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating

[1]

The Fund’s Class 1 shares are closed to all purchases and incoming exchanges. Investors owning Class 1 shares of the Fund may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Western Asset Managed Municipals Fund 2024 Annual Report	3

Fund overview (cont’d)

expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributors to the Fund’s relative performance during the reporting period were spread decisions. Specifically, security selection within the state general obligation and water & sewer sectors were additive to returns. An overweight to A and BBB-rated securities similarly contributed to results.

Q. What were the leading detractors from performance?

A. Security selection within the power sector was the largest detractor from performance, as was an underweight to the health care sector. Additionally, exposure to high yield securities was a headwind for results.

Thank you for your investment in the Western Asset Managed Municipals Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

March 13, 2024

RISKS: The Fund’s fixed income investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in

4	Western Asset Managed Municipals Fund 2024 Annual Report

connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of February 29, 2024 were: transportation (24.6%), industrial revenue (13.9%), special tax obligation (11.3%), water & sewer (9.7%) and leasing (8.8%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

ii

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Western Asset Managed Municipals Fund 2024 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of February 29, 2024 and February 28, 2023 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

6	Western Asset Managed Municipals Fund 2024 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2023 and held for the six months ended February 29, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	4.60%	$1,000.00	$1,046.00	0.55%	$2.80	Class 1	5.00%	$1,000.00	$1,022.13	0.55%	$2.77
Class A	4.50	1,000.00	1,045.00	0.71	3.61	Class A	5.00	1,000.00	1,021.33	0.71	3.57
Class C	4.22	1,000.00	1,042.20	1.26	6.40	Class C	5.00	1,000.00	1,018.60	1.26	6.32
Class I	4.59	1,000.00	1,045.90	0.53	2.70	Class I	5.00	1,000.00	1,022.23	0.53	2.66
Class IS	4.61	1,000.00	1,046.10	0.49	2.49	Class IS	5.00	1,000.00	1,022.43	0.49	2.46

Western Asset Managed Municipals Fund 2024 Annual Report	7

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended February 29, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

8	Western Asset Managed Municipals Fund 2024 Annual Report

Fund performance (unaudited)

Average annual total returns
Without sales charges[1]	Class 1	Class A	Class C	Class I	Class IS
Twelve Months Ended 2/29/24	6.03%	5.87%	5.28%	6.06%	6.09%
Five Years Ended 2/29/24	2.00	1.86	1.30	2.04	2.07
Ten Years Ended 2/29/24	2.74	2.62	2.05	2.76	N/A
Inception* through 2/29/24	—	—	—	—	2.27

With sales charges[2]	Class 1	Class A	Class C	Class I	Class IS
Twelve Months Ended 2/29/24	6.03%	1.92%	4.28%	6.06%	6.09%
Five Years Ended 2/29/24	2.00	0.97	1.30	2.04	2.07
Ten Years Ended 2/29/24	2.74	2.18	2.05	2.76	N/A
Inception* through 2/29/24	—	—	—	—	2.27

Cumulative total returns
Without sales charges[1]
Class 1 (2/28/14 through 2/29/24)	31.09%
Class A (2/28/14 through 2/29/24)	29.53
Class C (2/28/14 through 2/29/24)	22.46
Class I (2/28/14 through 2/29/24)	31.36
Class IS (Inception date of 3/16/18 through 2/29/24)	14.29

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25% on purchases made prior to August 15, 2022. Purchases made on or after August 15, 2022 incur a maximum initial sales charge of 3.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class 1, A, C, I and IS shares are September 12, 2000, March 4, 1981, November 9, 1994, April 4, 1995 and March 16, 2018, respectively.

Western Asset Managed Municipals Fund 2024 Annual Report	9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested in

Class A Shares of Western Asset Managed Municipals Fund vs. Bloomberg Municipal Bond Index† — February 2014 — February 2024

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A shares of Western Asset Managed Municipals Fund on February 28, 2014, assuming the deduction of the maximum initial sales charge of 4.25% at the time of investment and the reinvestment of all distributions, including returns of capital, if any, at net asset value through February 29, 2024. Effective August 15, 2022, the maximum initial sales charge was reduced to 3.75%. Returns based on the initial investment made prior to August 15, 2022 have not been restated to reflect the new maximum initial sales charge. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index (the “Index”) is a market value weighted index of investment grade municipal bonds with maturities of one year or more. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

10	Western Asset Managed Municipals Fund 2024 Annual Report

Schedule of investments

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 94.3%
Alabama — 2.4%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/47	$10,000,000	$10,936,450
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	3,470,000	3,475,177	(a)(b)
Series D-1, Refunding	5.500%	2/1/29	3,500,000	3,728,419	(a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,412,500	(c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,000,000	3,296,585
Warrants, Series 2024, Refunding	5.250%	10/1/45	2,500,000	2,739,076
Warrants, Series 2024, Refunding	5.250%	10/1/49	11,000,000	11,840,746
Warrants, Series 2024, Refunding	5.500%	10/1/53	9,500,000	10,390,538
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project No 1, Series A, Refunding	5.000%	4/1/31	2,100,000	2,223,263
Project No 1, Series A, Refunding	5.000%	4/1/32	4,495,000	4,789,968
Project No 2, Series A	4.000%	6/1/24	20,000,000	20,011,616	(a)(b)
Total Alabama				76,844,338
Alaska — 0.5%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	1,505,000	1,621,012
State Capital Project II, Series B, Refunding	5.000%	12/1/38	1,150,000	1,233,485
State Capital Project II, Series B, Refunding	5.000%	12/1/39	760,000	814,678
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,443,233	(c)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	760,000	793,247
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	1,900,000	1,973,365
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	2,165,000	2,211,057
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	1,025,000	1,023,734
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	2,250,000	2,090,709
Total Alaska				16,204,520

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	11

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — 1.5%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	$2,620,000	$2,673,803
Series D	5.000%	7/1/46	1,900,000	1,927,169
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,384,598
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	998,475
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,160,524
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	770,860
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	457,597	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	655,000	625,441	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,845,828	(d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,882,354
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	7,600,000	7,735,750	(a)(b)
Intel Corp. Project	4.100%	6/15/28	4,350,000	4,393,838	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	760,000	769,689
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	230,000	237,776
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	455,000	462,000
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	530,000	552,510
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	985,000	1,005,283
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	3,975,000	4,063,371	(d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	951,543
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,328,359

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Series A	5.000%	8/1/47	$1,520,000	$1,605,433
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,598,322
Total Arizona				47,430,523
Arkansas — 0.1%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	3,500,000	3,628,603	(c)
California — 10.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,265,972
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,750,021
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	4.550%	4/1/27	20,495,000	20,633,415	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,471,830	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	10,000,000	10,547,159	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	4,500,000	4,525,702	(a)(b)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	5,695,000	5,814,268
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,140,000	1,184,521
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	3,795,000	4,073,927
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	5,315,000	5,627,904
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	15,020,000	15,021,193	(c)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	13

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	$910,000	$898,089	(c)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	11/21/45	6,070,000	6,202,581	(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,520,000	1,595,078	(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,731,431	(d)
California State University Revenue, Systemwide, Series A	4.000%	11/1/45	1,140,000	1,124,505
California State, GO:
Various Purpose, Refunding	5.000%	10/1/45	4,750,000	5,404,432
Various Purpose, Refunding	4.000%	10/1/50	3,750,000	3,776,391
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	1,935,000	1,945,523
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	8,970,000	8,972,334	(d)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	12,105,000	12,706,599
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	1,900,000	2,019,039
Natural Gas Purchase, Series A	5.500%	11/15/37	2,830,000	3,246,100
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	1,520,000	1,680,415
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	1,710,000	1,718,381
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	4,555,000	4,960,811
Senior Proposition C, Series A	5.000%	7/1/39	3,035,000	3,298,423
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,637,059	(c)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,350,000	4,475,748	(c)

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	$2,275,000	$2,396,599	(c)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	1,215,000	1,312,667	(c)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,675,000	2,544,718	(c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,695,000	5,961,443
Series A, Refunding	5.000%	7/1/46	1,520,000	1,560,716
Series C	5.000%	7/1/38	760,000	810,023
Series C	5.000%	7/1/42	9,865,000	10,404,011
Series E	5.000%	7/1/44	7,590,000	7,612,355
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	6,375,000	6,742,574
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,746,108
Series A	6.500%	11/1/39	5,515,000	7,090,473
Series B	7.000%	11/1/34	20,115,000	25,531,131
Series B	6.500%	11/1/39	9,865,000	12,683,139
Series C	6.125%	11/1/29	3,640,000	3,911,555
Series C	7.000%	11/1/34	3,795,000	4,816,835
Series C	6.500%	11/1/39	980,000	1,259,957
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	6,700,000	7,311,886
Community Facilities District No 2020-1, Series 2023, AGM	4.500%	9/1/53	2,300,000	2,340,003
Community Facilities District No 2023-1	5.625%	9/1/53	1,580,000	1,618,487
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	5,390,000	5,778,341
Series B, Refunding	5.000%	6/1/39	7,535,000	8,043,075
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	3,035,000	3,125,777
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	1,330,000	1,431,202

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	15

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	$680,000	$700,684
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Refunding	5.000%	5/1/47	3,000,000	3,059,463	(c)
Second Series D, Refunding	5.000%	5/1/48	3,415,000	3,504,339	(c)
Series A, Refunding	5.000%	5/1/35	7,590,000	8,372,986	(c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	875,000	930,976	(c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,140,000	1,178,390	(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	4,010,000	4,314,973
Sanger, CA, USD Revenue, COP, Capital Projects, AGM	5.000%	6/1/52	190,000	190,023
South Whittier SD, GO:
Series B, AGM	4.000%	8/1/46	1,035,000	1,035,929
Series B, AGM	4.000%	8/1/48	1,725,000	1,725,239
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	10,885,000	11,606,371
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	2,130,000	2,228,760
Total California				320,190,059
Colorado — 2.0%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	777,325
Broadway Station Metropolitan District No 3, CO, GO:
Series A	5.000%	12/1/39	750,000	668,064
Series A	5.000%	12/1/49	1,000,000	806,213
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	7,300,000	7,301,902
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	2,810,000	2,907,229
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,831,321

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A	4.000%	11/15/38	$8,035,000	$8,135,606
Commonspirit Health Project, Series A	5.500%	11/1/47	3,500,000	3,821,073
Commonspirit Health Project, Series A	5.250%	11/1/52	3,500,000	3,710,308
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	3,415,000	3,187,165
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,346,409
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,143,394
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,218,226
Denver, CO, Airport System Revenue:
Subordinated, Series B, Refunding	5.000%	11/15/30	3,000,000	3,312,670	(c)
Subordinated, Series B, Refunding	5.000%	11/15/31	4,250,000	4,745,440	(c)
Subordinated, Series B, Refunding	5.000%	11/15/33	3,500,000	3,986,291	(c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,139,000	1,193,644
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	6,375,000	7,883,970
Regional Transportation District, CO, Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	760,000	684,191
Total Colorado				62,660,441
Connecticut — 0.7%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	1,520,000	1,557,799	(c)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	3,225,000	3,643,997
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	5,880,000	6,268,582
Connecticut State, GO:
Series A	5.000%	4/15/39	1,250,000	1,355,153
Series B	4.000%	1/15/42	1,500,000	1,532,856

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	17

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Series B	4.000%	1/15/43	$3,680,000	$3,729,125
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	2,920,000	2,947,198	(d)
Total Connecticut				21,034,710
Delaware — 0.6%
Delaware State EDA Revenue:
Acts Retirement Communities, Series 2018	5.000%	11/15/48	2,275,000	2,320,600
Acts Retirement Communities, Series 2023	5.250%	11/15/53	1,500,000	1,557,298
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,278,187
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	2,330,000	2,362,218
US 301 Project	5.000%	6/1/55	10,437,000	10,545,907
Total Delaware				19,064,210
District of Columbia — 0.4%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	7,020,000	7,168,470
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,535,811
Total District of Columbia				12,704,281
Florida — 5.4%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	2,655,000	2,731,711	(c)
Series 2017	5.000%	10/1/47	2,545,000	2,601,684	(c)
Series A	5.000%	10/1/28	1,140,000	1,222,903	(c)
Series A	5.000%	10/1/45	16,700,000	16,793,335	(c)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,771,898	(c)
Series 2022	5.500%	9/1/52	3,000,000	3,257,686	(c)
Series B	5.000%	9/1/32	7,875,000	8,470,321	(c)
Series B	5.000%	9/1/33	6,535,000	7,025,786	(c)
Broward County, FL, School Board, COP, Series B, Refunding	5.000%	7/1/32	6,070,000	6,167,016
Cape Coral, FL, Water & Sewer Revenue:
Refunding	5.000%	10/1/39	3,795,000	3,970,444
Refunding, BAM	5.250%	10/1/53	2,500,000	2,821,431
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	1,460,000	1,482,688

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	$3,035,000	$3,295,656
Student Housing Project, Series A, Refunding	5.000%	7/1/38	3,035,000	3,245,517
Student Housing Project, Series A, Refunding	5.000%	7/1/39	1,900,000	2,018,977
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	2,300,000	2,317,308	(d)
Florida State Insurance Assistance Interlocal Agency Inc. Revenue, Series A-1	5.000%	9/1/26	10,300,000	10,687,147
Florida State Insurance Assistance Interlocal Agency Inc., Revenue, Series A-1	5.000%	9/1/27	9,360,000	9,784,841
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	1,520,000	1,533,016
Series A, Refunding	5.000%	10/1/28	380,000	386,635
Series A, Refunding	5.000%	10/1/29	2,065,000	2,102,169
Series A, Refunding	5.000%	10/1/35	3,795,000	3,849,844
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	3,035,000	2,859,872
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	3,605,000	3,709,159	(c)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,890,739	(c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	4,168,461	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,280,004
Series A, Refunding	4.000%	10/1/41	760,000	763,644
Series A, Refunding	5.000%	10/1/41	5,505,000	5,629,311
Series A, Refunding	5.000%	10/1/49	9,790,000	10,053,555	(c)
Series B, Refunding	5.000%	10/1/40	2,275,000	2,327,267	(c)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	4,935,000	5,008,163
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	8,765,000	9,194,310	(c)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	19

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Senior Bonds, Series A, Refunding	5.250%	10/1/52	$6,600,000	$6,999,438	(c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	4,700,000	5,004,260
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,364,014
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	760,000	646,110
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	970,000	867,492
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,385,899
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	645,000	6	*(e)(f)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	1,585,000	1,593,716
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	2,645,000	2,795,646
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,140,000	1,097,106
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	420,000	437,185
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,085,000	2,147,230
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.250%	5/1/54	1,500,000	1,541,757
Total Florida				171,302,357
Georgia — 1.4%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	625,000	662,023
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,140,000	1,126,409
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	5,156,892

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	$3,640,000	$3,796,848
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	320,000	331,107
Fulton County, GA, Development Authority Revenue, Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,331,673
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	835,000	914,847
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	830,720
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	1,520,000	1,548,353
Plant Vogtle Units 3&4, Project J, Series A	4.000%	1/1/51	760,000	713,564
Plant Vogtle Units 3&4, Project M, Series A	4.000%	1/1/51	760,000	718,147
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	4,000,000	4,229,733
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	2,350,000	2,483,516
Project One, Series A, Refunding	5.000%	1/1/50	1,710,000	1,776,275
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	1,480,000	1,560,720
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	7,590,000	7,840,683
Series A	5.000%	5/15/34	1,520,000	1,608,659
Series A	5.000%	5/15/43	1,480,000	1,518,264
Series C	5.000%	9/1/30	4,850,000	5,163,810	(a)(b)
Total Georgia				44,312,243
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/29	760,000	812,538
Series F, Refunding	4.000%	1/1/36	2,655,000	2,682,855
Total Guam				3,495,393

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	21

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 13.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	$1,235,000	$1,248,146
Series 2018	5.000%	4/1/38	910,000	940,604
Series 2018	5.000%	4/1/42	3,340,000	3,421,414
Series 2023	5.750%	4/1/48	1,500,000	1,658,387
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	605,000	630,054
Dedicated, Series A	5.000%	12/1/38	2,825,000	2,907,414
Dedicated, Series A	5.000%	12/1/43	3,500,000	3,556,594
Dedicated, Series A	5.875%	12/1/47	2,500,000	2,758,198
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	617,769
Dedicated, Series G, Refunding	5.000%	12/1/44	1,330,000	1,335,957
Dedicated, Series H	5.000%	12/1/36	1,140,000	1,157,780
Dedicated, Series H	5.000%	12/1/46	3,010,000	3,014,192
Series A	5.000%	12/1/35	7,870,000	8,236,675
Series A	5.000%	12/1/39	4,700,000	4,831,910
Series A	5.000%	12/1/40	2,125,000	2,178,596
Series A	5.000%	12/1/41	16,040,000	16,386,552
Series B, Refunding	5.000%	12/1/36	1,935,000	2,015,133
Series C, Refunding	5.000%	12/1/24	150,000	150,792
Series C, Refunding	5.000%	12/1/25	1,820,000	1,847,824
Series C, Refunding, AGM	5.000%	12/1/32	3,075,000	3,261,949
Series D	5.000%	12/1/46	3,225,000	3,231,495
Chicago, IL, GO:
Series A	5.000%	1/1/44	13,035,000	13,365,347
Series A, Refunding	5.000%	1/1/28	2,670,000	2,824,267
Series A, Refunding	6.000%	1/1/38	5,655,000	5,927,715
Series C, Refunding	5.000%	1/1/25	1,080,000	1,090,721
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	1,710,000	1,760,849
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,140,000	1,162,303
Senior Lien, Series D	5.000%	1/1/47	7,305,000	7,480,258
Senior Lien, Series G	5.000%	1/1/47	1,250,000	1,264,017	(c)
Senior Lien, Series G	5.000%	1/1/52	1,155,000	1,163,682	(c)
Series A, Refunding	5.000%	1/1/34	6,215,000	6,263,902	(c)
Series C	5.000%	1/1/31	2,465,000	2,484,962	(c)
Series C	5.000%	1/1/32	2,525,000	2,545,254	(c)

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series C	5.000%	1/1/33	$2,275,000	$2,293,092	(c)
Series C	5.000%	1/1/34	2,125,000	2,141,720	(c)
Series C	5.000%	1/1/35	380,000	382,894	(c)
Series C	5.000%	1/1/46	5,315,000	5,315,487	(c)
Series D, Refunding	5.000%	1/1/46	760,000	765,267
TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,938,444	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,378,525
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,489,320
Second Lien, Series A, Refunding	4.000%	12/1/49	3,260,000	3,089,118
Second Lien, Series A, Refunding	4.000%	12/1/55	2,125,000	1,935,100
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	4,555,000	4,567,056
Second Lien, Series A, AGM	5.250%	1/1/53	4,250,000	4,640,808
Second Lien, Series A, AGM	5.250%	1/1/58	6,365,000	6,898,962
Second Lien, Series A, Refunding	5.000%	1/1/47	1,215,000	1,235,010
Second Lien, Series B, Refunding	5.000%	1/1/36	3,055,000	3,171,261
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	784,005
Second Lien, Series C, Refunding	5.000%	1/1/39	1,520,000	1,528,229
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	8,985,000	9,037,251
Second Lien, Series 2017, Refunding	5.000%	11/1/29	760,000	802,860
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	760,000	811,479
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	4,555,000	4,841,277
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	1,565,000	1,646,408
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	2,062,109
Series A, Refunding	4.000%	11/15/41	2,845,000	2,816,506
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,025,000	1,084,351
Cook and DuPage Counties, Refunding	5.000%	1/1/36	985,000	1,038,716
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/31	760,000	742,543
Benedictine University, Refunding	4.000%	10/1/33	545,000	485,087

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	23

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Northshore University Healthsystem, Series A	4.000%	8/15/39	$2,920,000	$2,942,818
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,270,000	1,273,958
OSF Healthcare System, Series A	4.000%	5/15/50	4,180,000	3,805,255
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	786,052
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	931,688
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	776,213
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	1,710,000	1,532,522
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	1,520,000	1,481,480
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	380,000	366,609
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,520,000	1,604,833
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	1,520,000	1,625,279
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	950,000	1,006,542
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	1,998,298
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	4,555,000	4,908,590
Series A,	5.000%	1/1/42	17,075,000	17,977,031
Series A, Refunding	5.000%	1/1/37	3,900,000	4,628,118
Series A, Refunding	5.000%	1/1/39	3,500,000	4,069,213
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	570,000	614,106
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	380,000	409,430
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	570,000	611,632

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State, GO:
Series 2014	5.250%	2/1/32	$4,195,000	$4,199,844
Series 2016	5.000%	1/1/33	1,900,000	1,948,943
Series 2016	5.000%	11/1/33	1,405,000	1,455,569
Series 2016, Refunding	5.000%	2/1/27	18,480,000	19,376,707
Series 2016, Refunding	5.000%	2/1/29	985,000	1,035,454
Series A	5.000%	3/1/34	2,000,000	2,228,729
Series A	4.000%	3/1/39	3,975,000	3,939,433
Series A	5.000%	5/1/39	2,275,000	2,374,123
Series A	5.000%	3/1/46	7,855,000	8,289,237
Series A, Refunding	5.000%	10/1/30	3,680,000	3,983,448
Series B	4.000%	12/1/37	3,500,000	3,513,494
Series C	5.000%	12/1/41	9,500,000	10,388,920
Series D	5.000%	11/1/27	29,275,000	31,141,826
Series D	5.000%	11/1/28	5,700,000	6,064,285
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	760,000	771,575
McCormick Place Expansion Project, Series A, BAM	0.000%	12/15/56	7,500,000	1,546,598
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	9,680,000	9,564,181
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,600,000	13,723,388
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	24,000,000	24,680,933
McCormick Place Expansion Project, Series B-1, Refunding, AGM	0.000%	6/15/47	1,000,000	340,630
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	6,890,000	6,893,720
Series A, Refunding, NATL	6.000%	7/1/29	19,585,000	21,805,179
Total Illinois				417,259,480
Indiana — 1.2%
Ball State University, IN, Board of Student Fee Bonds, Series S	4.000%	7/1/36	1,365,000	1,394,019
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,536,278
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,702,246

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	25

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	$7,200,000	$7,343,759
Indiana State Finance Authority, Wastewater Utility Revenue:
CWA Authority Project, Series A, Refunding	5.000%	10/1/41	1,155,000	1,265,872	(g)
CWA Authority Project, Series A, Refunding	5.000%	10/1/42	1,350,000	1,472,973	(g)
CWA Authority Project, Series A, Refunding	5.000%	10/1/43	1,550,000	1,682,386	(g)
CWA Authority Project, Series A, Refunding	5.000%	10/1/44	1,400,000	1,514,588	(g)
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	11,090,000	11,717,469	(c)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	1,900,000	1,938,673
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	3,795,000	3,803,087	(c)
Total Indiana				39,371,350
Iowa — 0.6%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	15,180,000	16,048,521	(a)(b)
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,290,000	2,177,921
Total Iowa				18,226,442
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	3,305,000	3,343,422
Series 3	5.000%	2/1/44	2,275,000	2,299,821
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,541,098
Improvement, Series A	5.000%	9/1/45	2,275,000	2,300,005
Total Kansas				9,484,346
Kentucky — 2.1%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	2,960,000	3,082,776

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	$21,440,000	$21,426,724	(a)(b)
Series C	4.000%	6/1/25	34,460,000	34,512,686	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	4,365,000	4,194,093	(a)(b)
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,688,286
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,201,187
Norton Healthcare Inc., Series A	4.000%	10/1/39	760,000	749,646
Total Kentucky				66,855,398
Louisiana — 0.6%
Lafayette Parish, LA, School Board Sales Tax Revenue:
Series 2023	4.000%	4/1/48	2,400,000	2,375,185
Series 2023	4.000%	4/1/53	2,850,000	2,751,618
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,660,868
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	1,775,000	1,849,470
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	6,540,000	6,226,507	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,775,000	3,608,490	(a)(b)
Total Louisiana				20,472,138
Maryland — 0.5%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	4,304,068
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	760,000	802,950
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,597,878
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	1,580,000	1,638,445

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	27

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	$760,000	$773,545
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	5,235,000	5,189,184
Total Maryland				14,306,070
Massachusetts — 2.0%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series A	5.000%	1/1/54	12,000,000	13,073,408
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,140,000	1,157,077
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	4,500,000	4,857,534
Boston University, Series BB1	5.000%	10/1/46	3,795,000	3,881,942
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,804,455
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,140,000	1,140,023
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	890,463
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	3,080,026
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,465,000	1,481,237
WGBH Educational Foundation, Refunding	5.000%	1/1/40	1,670,000	1,720,909
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	6,735,000	7,027,411
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	1,520,000	1,515,528
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	3,165,000	3,437,324	(c)
Series A	5.000%	7/1/35	3,155,000	3,418,028	(c)
Series A, Refunding	5.000%	7/1/36	530,000	570,144	(c)
Series E	5.000%	7/1/46	5,505,000	5,794,171	(c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	8,540,000	8,578,950
Total Massachusetts				63,428,630
Michigan — 1.7%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	4,250,000	4,182,319

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Great Lakes, MI, Water Authority, Sewage Disposal System Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/38	$3,500,000	$4,069,833
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	13,430,000	13,722,667
Senior Lien, Series B	5.000%	7/1/43	1,300,000	1,462,478
Senior Lien, Series B	5.250%	7/1/53	3,000,000	3,344,592
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,050,000	2,130,864
Michigan State Finance Authority Revenue:
Henry Ford Health System, Refunding	5.000%	11/15/41	1,635,000	1,675,372
Henry Ford Health System, Series A	4.000%	11/15/50	2,465,000	2,248,426
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	760,000	771,852
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,175,000	1,190,079
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	910,000	938,279
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,803,782
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	10,245,000	10,104,753	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,966,032	(c)
Total Michigan				53,611,328
Missouri — 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	724,684
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	3,415,000	3,582,943	(c)
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	2,125,000	2,083,036
Total Missouri				6,390,663

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	29

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Nebraska — 0.4%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	$795,000	$802,351
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	910,000	908,777
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	712,164
Nebraska State Public Power District Revenue, Series D	5.000%	1/1/46	3,035,000	3,085,507
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	5,890,000	5,927,355
Total Nebraska				11,436,154
Nevada — 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	13,780,000	14,399,171
New Hampshire — 0.2%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,900,000	1,887,416	(a)(b)(c)
Waste Management, Inc. Project, Series A-3, Refunding	2.150%	7/1/24	3,035,000	3,010,054	(a)(b)(c)
Total New Hampshire				4,897,470
New Jersey — 5.1%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, Municipal Government GTD, AGM	5.000%	9/1/42	1,710,000	1,793,099
Series A, Refunding, Municipal Government GTD, BAM	5.000%	9/1/39	3,035,000	3,129,461
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,905,204	(c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,140,000	1,140,105	(c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	760,000	760,070	(c)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,878,003
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	1,520,000	1,461,723

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	$1,000,000	$1,189,123	(g)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	783,527	(c)
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	4,895,000	5,227,746
State House Project, Series B	5.000%	6/15/43	2,555,000	2,680,236
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	5,695,000	5,753,784	(c)
Continental Airlines Inc. Project	5.625%	11/15/30	1,405,000	1,419,502	(c)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,520,000	1,539,279	(c)
United Airlines Project	5.500%	6/1/33	3,795,000	3,836,271	(c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,655,000	2,751,520
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,402,128
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	5,315,000	5,437,560
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	3,795,000	3,818,357
New Jersey State Institute of Technology, GO, Series A	5.000%	7/1/45	13,285,000	13,417,833
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,824,960
Transportation Program, Series AA	5.000%	6/15/38	2,430,000	2,597,490
Transportation Program, Series AA	5.250%	6/15/41	10,100,000	10,265,014
Transportation Program, Series AA	5.250%	6/15/43	12,070,000	12,748,985
Transportation Program, Series AA	5.000%	6/15/45	3,295,000	3,326,148
Transportation Program, Series AA	4.000%	6/15/50	7,400,000	7,116,283
Transportation Program, Series AA, Refunding	5.000%	6/15/36	2,715,000	3,104,218
Transportation Program, Series AA, Refunding	5.000%	6/15/39	4,000,000	4,531,067
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	6,055,455
Transportation Program, Series BB	4.000%	6/15/38	645,000	656,962

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	31

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Transportation Program, Series BB	5.000%	6/15/44	$6,830,000	$7,132,853
Transportation Program, Series BB	5.000%	6/15/50	3,795,000	3,917,867
Transportation Program, Series CC	5.500%	6/15/50	2,000,000	2,218,114
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,420,000	1,886,806
Transportation System, Series A	4.000%	6/15/38	3,035,000	3,133,538
Transportation System, Series A, Refunding	4.250%	6/15/40	4,400,000	4,578,746
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	3,795,000	4,021,770
Series G, Refunding	5.000%	1/1/36	16,905,000	18,192,579
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	1,715,000	1,778,356
Total New Jersey				161,411,742
New York — 15.8%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	1,450,000	1,484,931	(d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	4,555,000	4,824,643
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	5,695,000	5,884,894
MTA, NY, Transportation Revenue:
Green Bonds, Series A	5.000%	11/15/51	1,520,000	1,546,371
Green Bonds, Series C-1	5.250%	11/15/55	1,900,000	2,013,058
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	2,465,000	2,479,629
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,141,556
Green Bonds, Series E, Refunding	5.000%	11/15/29	2,275,000	2,519,867
Green Bonds, Series E, Refunding	5.000%	11/15/33	1,710,000	1,907,244
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	6,312,171
Series A-2	5.000%	5/15/30	6,905,000	7,519,127	(a)(b)
New York City, NY, GO:
Series A	5.000%	8/1/51	2,500,000	2,706,661
Series A	4.125%	8/1/53	5,000,000	4,924,304
Subseries A-1	5.000%	8/1/39	3,555,000	3,860,668
Subseries A-1	4.000%	8/1/40	4,555,000	4,632,753
Subseries A-1	5.000%	8/1/47	6,415,000	6,894,957
Subseries B-1	5.000%	10/1/42	2,180,000	2,348,664
Subseries D-1	5.000%	3/1/43	1,000,000	1,075,624
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	4,000,000	4,096,756

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	$1,935,000	$1,853,843
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	3,985,000	3,904,281
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	17,460,000	17,074,293
Second General Resolution, Series CC	5.000%	6/15/48	6,400,000	6,639,491
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Subseries F-1	5.000%	5/1/42	10,550,000	11,002,263
Subordinated, Subseries A-1	4.000%	5/1/45	2,000,000	1,970,519
Subordinated, Subseries B-1	4.000%	11/1/41	3,500,000	3,530,492
Subordinated, Subseries B-1	4.000%	8/1/45	5,935,000	5,839,224
Subordinated, Subseries C-1	4.000%	5/1/45	2,655,000	2,616,511
Subordinated, Subseries C-1	5.000%	2/1/47	23,000,000	24,983,969
Subordinated, Subseries F-1	5.000%	2/1/45	7,000,000	7,737,874
Subordinated, Subseries F-1	4.000%	2/1/51	12,000,000	11,581,939
New York State Dormitory Authority Revenue:
Non-State Supported Debt SD Program, Series A, AGM	5.000%	10/1/30	10,000	11,022	(h)
Non-State Supported Debt SD Program, Series A, AGM	5.000%	10/1/32	5,000	5,511	(h)
Non-State Supported Debt SD Program, Series A, AGM	5.000%	10/1/34	5,000	5,511	(h)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	6,514,051
Non-State Supported Debt, SD, Series A, AGM	5.000%	10/1/29	5,000	5,511	(h)
Series A, Bidding Group 3	5.000%	3/15/43	7,590,000	8,009,264
Series B, Refunding	5.000%	2/15/43	10,000	10,796	(h)
Series E, Refunding	5.000%	3/15/34	18,975,000	19,478,545
New York State Dormitory Authority, Income Tax Revenue, Series B, Refunding	5.000%	2/15/41	7,050,000	7,389,037
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,648,617
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	6,500,000	6,953,653

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	33

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	$12,815,000	$13,001,205
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	7,180,000	7,181,906	(d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	8,690,000	8,833,083
Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	4,615,000	4,552,200
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,365,000	1,412,894	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	11,055,000	11,431,497	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	815,000	842,531	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2020	4.375%	10/1/45	4,365,000	4,307,059	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2023	6.000%	4/1/35	8,250,000	9,317,114	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2023	5.625%	4/1/40	6,650,000	7,225,484	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	7,350,000	8,095,798	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	17,500,000	18,372,832	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.125%	6/30/60	17,750,000	18,620,790	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,643,070	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	16,120,000	16,118,465	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	22,380,000	22,259,916	(c)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,380,643

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/40	$1,520,000	$1,483,847
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	4,680,000	3,719,699
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	5,560,000	5,453,802
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/34	7,590,000	7,807,435
Consolidated Series 194, Refunding	5.000%	10/15/41	24,025,000	24,530,556
Consolidated Series 198, Refunding	5.000%	11/15/46	3,795,000	3,886,636
Consolidated Series 218	4.000%	11/1/47	8,630,000	8,198,510	(c)
Consolidated Series 221	4.000%	7/15/55	4,495,000	4,172,601	(c)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,463,740	(c)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,330,000	1,435,801	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	28,325,000	30,370,784	(i)
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	3,750,000	4,026,071
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	3,275,000	3,073,216
General-MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	7,810,000	8,223,241
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	6,335,000	6,791,389
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	7,350,000	8,014,540
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	760,000	831,361
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	1,950,000	2,093,807
Total New York				499,113,618
North Carolina — 0.8%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,250,000	1,262,090
Charlotte Douglas International Airport	4.000%	7/1/44	1,740,000	1,698,059	(c)
Charlotte Douglas International Airport	5.000%	7/1/49	1,770,000	1,823,317	(c)
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	5,695,000	6,038,630

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	35

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
Charlotte, NC, Lease Revenue, COP:
Convention Facility Project, Series A, Refunding	5.000%	6/1/46	$2,655,000	$2,825,778
Convention Facility Project, Series A, Refunding	4.000%	6/1/49	340,000	335,261
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	962,962
Series A, Refunding	5.000%	7/1/47	2,085,000	2,114,539
Series A, Refunding	5.000%	7/1/51	6,410,000	6,490,967
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/32	835,000	871,462
Total North Carolina				24,423,065
North Dakota — 0.3%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	11,710,000	8,974,189
Ohio — 1.6%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	1,920,000	1,925,483
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	2,655,000	2,994,769
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/36	1,520,000	1,587,173
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	1,900,000	1,942,198
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	2,280,000	2,304,589
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	765,357
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,960,000	7,596,689
Franklin County, OH, Revenue, Trinity Health Group, Series 2017	5.000%	12/1/46	3,000,000	3,081,452
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	60,000	60,141
Indian Creek, OH, Local SD, GO, Series A, SD Credit Program	5.000%	11/1/45	1,000,000	1,055,771

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	$1,140,000	$1,014,096	(a)(b)(c)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	8,785,000	8,621,752	(a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	8,960,000	8,179,899	(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,985,000	4,026,022	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	415,000	445,802
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	810,040
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/37	1,520,000	1,545,739
University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	1,005,000	992,019
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	1,785,000	1,792,088	(c)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,243,868	(c)
Total Ohio				51,984,947
Oregon — 0.4%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,394,440
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	9,150,000	9,313,436	(a)(b)
Portland, OR, International Airport Revenue, Series C, Refunding	5.000%	7/1/28	835,000	892,866	(c)
Total Oregon				12,600,742
Pennsylvania — 4.3%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	3,415,000	3,451,275
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	4,191,072

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	37

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	$1,520,000	$1,634,573
Series 2018	5.000%	6/1/32	1,330,000	1,429,181
Series 2018	5.000%	6/1/34	760,000	815,864
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries	5.000%	1/1/38	740,000	749,680	(h)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,080,000	3,120,289	(h)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,770,000	3,783,345
Penn State Health	4.000%	11/1/35	760,000	774,278
Penn State Health	4.000%	11/1/37	1,520,000	1,521,273
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	1,820,000	1,833,666	(c)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	2,050,000	2,097,097	(h)
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	1,520,000	1,610,351	(h)
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	3,363,233
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	11,385,000	11,889,432
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,300,000	1,331,788
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,140,000	1,179,901
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B	5.250%	7/1/46	1,000,000	1,038,162
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	2,050,000	2,112,554
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	8,600,000	9,600,844	(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	22,300,000	23,840,765	(c)

See Notes to Financial Statements.

38	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	$1,900,000	$2,037,686
Series A-1	5.000%	12/1/42	1,900,000	1,997,835
Series A-1	5.000%	12/1/47	3,015,000	3,142,733
Series A-2, Refunding	5.000%	12/1/48	8,160,000	8,573,450
Series B	5.000%	12/1/45	4,000,000	4,325,833
Series B, Refunding	5.250%	12/1/44	1,150,000	1,301,432
Series B, Refunding	5.250%	12/1/52	3,000,000	3,314,018
Series C, Refunding	4.000%	12/1/51	2,275,000	2,220,788
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,539,858	(c)
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	1,520,000	1,655,725
Series B	5.000%	2/1/37	1,820,000	1,970,672
Series B	5.000%	2/1/38	1,710,000	1,843,261
Philadelphia, PA, SD, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,055,000	2,098,767
Series A, State Aid Withholding	5.000%	9/1/35	910,000	925,138
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	4,013,896
Series A, Refunding	5.000%	11/1/45	2,950,000	3,178,876
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	2,655,000	2,769,608
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	7,970,000	8,305,537
Total Pennsylvania				136,583,736
Puerto Rico — 4.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/25	315,000	318,602	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	600,000	626,883	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	11,149,159	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	410,000	422,388	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	11,261,214	(d)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	11,177,862	(d)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	2,160,897	(d)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	39

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Senior Lien, Series A, Refunding	5.000%	7/1/47	$36,355,000	$36,705,677	(d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	26,713	26,360
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	165,198
Restructured, Series A-1	5.375%	7/1/25	221,811	225,208
Restructured, Series A-1	5.625%	7/1/27	219,802	232,208
Restructured, Series A-1	5.625%	7/1/29	216,236	234,544
Restructured, Series A-1	5.750%	7/1/31	210,028	234,566
Restructured, Series A-1	4.000%	7/1/33	199,162	195,653
Restructured, Series A-1	4.000%	7/1/35	4,779,020	4,638,785
Restructured, Series A-1	4.000%	7/1/37	12,810,518	12,235,077
Restructured, Series A-1	4.000%	7/1/41	1,508,900	1,401,517
Restructured, Series A-1	4.000%	7/1/46	217,253	196,354
Subseries CW	0.000%	11/1/43	880,525	516,208	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	3,635,000	963,275	*(e)
Series A	5.000%	7/1/42	7,945,000	2,105,425	*(e)
Series A	5.050%	7/1/42	1,480,000	392,200	*(e)
Series CCC	—	7/1/21	25,000	6,563	*(j)
Series CCC	4.600%	7/1/24	10,000	2,650	*(e)
Series CCC	5.000%	7/1/24	760,000	201,400	*(e)
Series CCC	4.625%	7/1/25	25,000	6,625	*(e)
Series CCC	5.000%	7/1/28	475,000	125,875	*(e)
Series DDD, Refunding	—	7/1/19	15,000	3,938	*(j)
Series DDD, Refunding	—	7/1/21	330,000	86,625	*(j)
Series DDD, Refunding	—	7/1/21	2,695,000	707,437	*(j)
Series TT	—	7/1/17	25,000	6,562	*(j)
Series TT	5.000%	7/1/24	90,000	23,850	*(e)
Series TT	5.000%	7/1/37	2,985,000	791,025	*(e)
Series XX	5.250%	7/1/40	10,665,000	2,826,225	*(e)
Series ZZ	—	7/1/23	610,000	160,125	*(j)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	4,625,000	4,100,907
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	5,461,376
Restructured, Series A-1	4.550%	7/1/40	918,000	925,117
Restructured, Series A-1	4.750%	7/1/53	17,117,000	17,126,789
Restructured, Series A-1	5.000%	7/1/58	7,008,000	7,060,546

See Notes to Financial Statements.

40	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Restructured, Series A-2	4.329%	7/1/40	$5,658,000	$5,632,133
Restructured, Series A-2	4.329%	7/1/40	759,000	755,530
Total Puerto Rico				143,596,558
Rhode Island — 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,215,000	1,230,970
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	3,035,000	3,056,563
Total Rhode Island				4,287,533
South Carolina — 0.5%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.458%	3/1/31	3,750,000	3,863,513	(a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,820,000	5,696,383
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	598,079	(c)
Series 2018	5.000%	7/1/38	1,215,000	1,269,742	(c)
Series 2018	5.000%	7/1/43	3,035,000	3,125,570	(c)
Series 2018	5.000%	7/1/48	2,085,000	2,129,155	(c)
Total South Carolina				16,682,442
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,105,000	2,172,078
Tennessee — 1.7%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	10,000,000	9,790,482
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	4,745,000	4,799,720
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
Series A, AGM	5.250%	7/1/48	6,000,000	6,642,792
Series A, AGM	5.250%	7/1/53	1,900,000	2,085,597

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	41

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	$1,520,000	$1,582,587
Subordinated, Series B	5.000%	7/1/42	1,900,000	1,978,233
Subordinated, Series B, Refunding	5.000%	7/1/46	3,000,000	3,104,677
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,365,000	1,428,232	(c)
Subordinated, Series B	5.000%	7/1/28	2,125,000	2,257,275	(c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	17,350,000	17,404,909	(a)(b)
Series A	5.250%	9/1/24	3,825,000	3,844,808
Total Tennessee				54,919,312
Texas — 5.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	1,785,000	1,836,552
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	5,540,000	5,745,848
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	5,315,000	5,330,413	(c)
Series 2014	5.000%	11/15/44	6,450,000	6,450,102	(c)
Series 2019	5.000%	11/15/36	3,615,000	3,867,892	(c)
Series 2022	5.000%	11/15/39	2,390,000	2,598,231	(c)
Series 2022	5.250%	11/15/47	3,035,000	3,274,181	(c)
Series 2022	5.000%	11/15/52	1,480,000	1,542,399	(c)
Series B	5.000%	11/15/33	2,000,000	2,168,423	(c)
Series B	5.000%	11/15/44	2,655,000	2,764,637	(c)
Bexar County, TX, Hospital District, GO:
Certificates of Obligation	5.000%	2/15/40	2,350,000	2,617,559
Certificates of Obligation	5.000%	2/15/48	3,000,000	3,243,796
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	3,795,000	3,614,905
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	11,385,000	11,410,792
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	1,975,000	1,953,886
Series 2021, Refunding	4.000%	8/15/38	1,500,000	1,458,555

See Notes to Financial Statements.

42	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	$6,070,000	$6,345,648
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	1,235,000	1,271,490
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B	5.450%	10/1/34	3,795,000	4,208,097
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	3,795,000	3,798,857	(c)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021	4.000%	10/1/42	7,590,000	7,432,681
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,205,000	1,257,070	(k)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,875,000	4,899,133
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,795,000	3,464,303	(c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,727,038	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,463,848	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,330,000	1,330,436	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/39	1,500,000	1,482,521	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,501,927	(c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	2,275,000	2,288,280
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	540,000	557,425	(c)
Series 2017	5.000%	11/1/36	540,000	553,827	(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	2,590,000	2,590,190	(c)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	3,795,000	3,459,974

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	43

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	$4,175,000	$4,268,144
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	880,000	845,979
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,097,276
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	3,795,000	3,802,851
Series B, Refunding	5.000%	1/1/45	8,350,000	8,422,332
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	1,785,000	1,135,681	(c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,516,115
Methodist Hospitals of Dallas	4.000%	10/1/47	3,150,000	3,074,560
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	15,855,000	16,465,468
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,850,000	1,990,554	(c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	2,200,000	2,369,713	(c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	6,830,000	6,829,895	(c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	2,765,000	2,819,003
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	760,000	766,567
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	1,300,000	1,404,064	(c)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/38	3,795,000	3,876,482
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	2,845,000	2,713,121

See Notes to Financial Statements.

44	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	$1,416,216	$28,324	*(d)(e)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	645,000	32,250	*(e)
Total Texas				178,969,295
Utah — 1.2%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.250%	7/1/48	7,500,000	8,105,217	(c)
Series A	5.000%	7/1/36	3,645,000	3,765,193	(c)
Series A	5.000%	7/1/37	2,655,000	2,732,240	(c)
Series A	5.250%	7/1/42	2,500,000	2,759,217	(c)
Series A	5.500%	7/1/53	6,000,000	6,584,146	(c)
Series B	5.000%	7/1/47	1,195,000	1,233,300
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,330,000	1,352,284
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	2,845,000	2,878,396
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	897,435
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	926,658
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	1,150,000	1,146,832
Series 2019	5.000%	10/15/25	845,000	855,661
Series 2019	4.000%	10/15/30	1,535,000	1,528,411
Series 2019	4.000%	10/15/34	760,000	748,496
Series 2019	4.000%	10/15/39	1,330,000	1,230,159
Series 2021	3.000%	10/15/45	760,000	535,435
Total Utah				37,279,080
Vermont — 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	1,900,000	1,995,890
Vermont State Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/45	2,000,000	2,205,075
Total Vermont				4,200,965

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	45

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 1.1%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	$1,250,000	$1,306,097
Virginia Hospital Center, Refunding	5.000%	7/1/27	760,000	805,993
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,520,000	1,661,454
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	652,004
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AGM	4.750%	7/1/53	4,000,000	4,139,434
Riverside Health System, Series 2023, AGM	5.250%	7/1/53	1,750,000	1,909,982
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	4,820,000	4,878,921	(c)
Series B, Refunding	5.000%	7/1/45	7,385,000	7,447,304	(c)
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	3,795,000	3,532,517	(c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,686,143	(c)
Series A	5.000%	1/1/33	1,265,000	1,341,987
Series A	5.000%	1/1/35	2,070,000	2,183,975
Total Virginia				35,545,811
Washington — 1.4%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,900,000	1,815,944	(c)
Series 2019	5.000%	4/1/44	3,035,000	3,158,640	(c)
Series B, Refunding	5.000%	8/1/39	2,500,000	2,711,662	(c)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,929,429	(c)
Series C	5.000%	5/1/42	6,450,000	6,600,926	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	3,500,000	3,652,492
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	570,000	550,120
Commonspirit Health, Series B-3, Refunding	5.000%	8/1/26	11,000,000	11,314,212	(a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,700,000	1,781,676

See Notes to Financial Statements.

46	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	$3,915,000	$4,081,206
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	2,465,000	1,671,065	(d)
Total Washington				43,267,372
Wisconsin — 0.9%
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A	5.000%	6/1/34	1,330,000	1,433,981
Renown Regional Medical Center Project, Series A	5.000%	6/1/38	1,900,000	2,001,693
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,330,000	1,391,473
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	5,450,000	5,739,096
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	2,275,000	2,225,869
Village of Mount Pleasant, WI, Tax Increment Revenue:
Series A, Moral Obligations	5.000%	4/1/43	1,330,000	1,397,406
Series A, Moral Obligations	5.000%	4/1/48	9,110,000	9,398,112
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series B	5.250%	12/1/48	4,500,000	4,774,708
Total Wisconsin				28,362,338
Total Municipal Bonds (Cost — $2,988,165,979)				2,983,385,141
Municipal Bonds Deposited in Tender Option Bond Trusts (l) — 3.8%
New York — 3.8%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	17,015,000	18,857,792
Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	11,695,000	12,861,806
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A	4.000%	3/15/45	25,000,000	24,730,362
Series A, Refunding	4.000%	3/15/41	25,000,000	25,272,075

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	47

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Urban Development Corp.:
State Sales Tax Revenue, Series A	5.000%	3/15/48	$30,000,000	$33,114,105
State Sales Tax Revenue, Series A	5.000%	3/15/49	4,200,000	4,614,307
Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $114,813,834)				119,450,447
Total Investments before Short-Term Investments (Cost — $3,102,979,813)				3,102,835,588
Short-Term Investments — 3.1%
Municipal Bonds — 3.1%
Alabama — 1.1%
Columbia, AL, Industrial Development Board, PCR, Alabama Power Co. Project, Refunding	3.950%	6/1/28	1,300,000	1,300,000	(c)(m)(n)
West Jefferson, AL, Industrial Development Board, Solid Waste Disposal Revenue, Alabama Power Co. Miller Plant Project	3.850%	12/1/38	33,700,000	33,700,000	(c)(m)(n)
Total Alabama				35,000,000
California — 0.0%††
California State MFA Revenue, Chevron USA Inc. Project, Series A	3.550%	11/1/35	300,000	300,000	(m)(n)
University of California Revenue, Series AL-3, Refunding	3.650%	5/15/48	700,000	700,000	(m)(n)
Total California				1,000,000
Colorado — 0.0%††
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA- TD Bank N.A.	3.300%	11/15/39	1,000,000	1,000,000	(m)(n)
Delaware — 0.1%
University of Delaware Revenue:
Series 2005, Refunding, SPA - TD Bank N.A.	3.650%	11/1/35	800,000	800,000	(m)(n)
Series C, Refunding, SPA- TD Bank N.A.	3.650%	11/1/37	1,100,000	1,100,000	(m)(n)
Total Delaware				1,900,000
District of Columbia — 0.1%
District of Columbia State Revenue:
Series A, LOC - TD Bank N.A.	3.300%	8/15/38	1,210,000	1,210,000	(m)(n)
Series A, LOC - TD Bank N.A.	3.650%	8/15/38	200,000	200,000	(m)(n)
Total District of Columbia				1,410,000
Florida — 0.4%
Florida State Gulf Coast University Finance Corp., Capital Improvement Revenue, Housing Project, Series A, LOC - TD Bank N.A.	3.310%	2/1/38	1,700,000	1,700,000	(m)(n)

See Notes to Financial Statements.

48	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Hillsborough County, FL, IDA Revenue:
Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	3.650%	11/1/38	$1,750,000	$1,750,000	(m)(n)
Baycare Health System, Series C, Refunding, LOC - TD Bank N.A.	3.300%	11/1/38	8,440,000	8,440,000	(m)(n)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, Refunding, LOC - TD Bank N.A.	3.300%	10/1/26	1,400,000	1,400,000	(m)(n)
Total Florida				13,290,000
Illinois — 0.2%
Illinois State Finance Authority Revenue, NorthShore-Edward-Elmhurst Health Credit Group, Series C, Refunding, SPA - JPMorgan Chase & Co.	3.650%	8/15/57	5,600,000	5,600,000	(m)(n)
Massachusetts — 0.0%††
Massachusetts State DFA Revenue, Partners Healthcare System Inc., Series K-1, SPA - Wells Fargo Bank N.A.	3.250%	7/1/46	400,000	400,000	(m)(n)
Mississippi — 0.0%††
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	3.700%	12/1/30	600,000	600,000	(m)(n)
Chevron USA Inc. Project, Series E	3.700%	12/1/30	200,000	200,000	(m)(n)
Total Mississippi				800,000
New Jersey — 0.0%††
New Jersey State Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	3.310%	7/1/35	500,000	500,000	(m)(n)
New Mexico — 0.1%
New Mexico State Hospital Equipment Loan Council, Hospital System Revenue, Presbyterian Health Care Services, Series B, Refunding, SPA - JPMorgan Chase & Co.	3.650%	8/1/34	3,200,000	3,200,000	(m)(n)
New York — 0.5%
New York City, NY, GO:
Subseries A-3, SPA - Bank of Montreal	3.650%	9/1/49	3,350,000	3,350,000	(m)(n)
Subseries D-4, LOC - TD Bank N.A.	3.650%	8/1/40	1,500,000	1,500,000	(m)(n)
Subseries E-5, LOC - TD Bank N.A.	3.650%	3/1/48	100,000	100,000	(m)(n)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	49

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Subseries F-6, SPA- JPMorgan Chase & Co.	3.750%	6/1/44	$1,200,000	$1,200,000	(m)(n)
Subseries I-4, Refunding, LOC - TD Bank N.A.	3.650%	4/1/36	2,980,000	2,980,000	(m)(n)
New York City, NY, HDC, MFH Revenue, Series I-3, SPA - TD Bank N.A.	3.300%	11/1/60	1,900,000	1,900,000	(m)(n)
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	3.350%	1/1/37	1,560,000	1,560,000	(c)(m)(n)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	3.650%	6/15/33	1,500,000	1,500,000	(m)(n)
Second General Resolution Fiscal 2011, Series DD-1, Refunding, SPA - TD Bank N.A.	3.650%	6/15/43	200,000	200,000	(m)(n)
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co.	3.750%	6/15/50	700,000	700,000	(m)(n)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	3.650%	6/15/48	300,000	300,000	(m)(n)
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries A-4, SPA - JPMorgan Chase & Co.	3.750%	8/1/45	200,000	200,000	(m)(n)
Total New York				15,490,000
Ohio — 0.1%
Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital Project, Series B, Refunding, SPA - JPMorgan Chase & Co.	3.650%	11/1/42	3,900,000	3,900,000	(m)(n)
Oregon — 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.650%	8/1/34	200,000	200,000	(m)(n)
Pennsylvania — 0.1%
Pennsylvania State Turnpike Commission Revenue:
Second Series 2019, Refunding, LOC - TD Bank N.A.	3.300%	12/1/38	200,000	200,000	(m)(n)

See Notes to Financial Statements.

50	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Series 2020, Refunding, LOC - TD Bank N.A.	3.300%	12/1/39	$300,000	$300,000	(m)(n)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	3.310%	12/1/34	1,055,000	1,055,000	(m)(n)
Total Pennsylvania				1,555,000
Texas — 0.4%
Gulf Coast, TX, IDA Revenue, ExxonMobil Project, Series 2012	3.700%	11/1/41	5,400,000	5,400,000	(m)(n)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Children Hospital Project, Series 2015, LOC - TD Bank N.A. LOC - TD Bank N.A.	3.300%	10/1/45	6,950,000	6,950,000	(m)(n)
Houston Methodist Hospital, Series B, Refunding	3.750%	12/1/59	100,000	100,000	(m)(n)
Total Texas				12,450,000
Utah — 0.0%††
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	3.650%	5/15/58	300,000	300,000	(m)(n)
Total Short-Term Investments (Cost — $97,995,000)				97,995,000
Total Investments — 101.2% (Cost — $3,200,974,813)				3,200,830,588
TOB Floating Rate Notes — (1.9)%				(61,235,000)
Other Assets in Excess of Other Liabilities — 0.7%				23,288,818
Total Net Assets — 100.0%				$3,162,884,406

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	51

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	The coupon payment on this security is currently in default as of February 29, 2024.

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	The maturity principal is currently in default as of February 29, 2024.

(k)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(l)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(m)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(n)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

52	Western Asset Managed Municipals Fund 2024 Annual Report

Western Asset Managed Municipals Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FHA	— Federal Housing Administration — Insured Bonds

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFC	— Housing Finance Commission

HUD	— Housing & Urban Development

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PSF	— Permanent School Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SOFR	— Secured Overnight Financing Rate

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	53

Schedule of investments (cont’d)

February 29, 2024

Western Asset Managed Municipals Fund

At February 29, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	758	6/24	$95,771,629	$96,929,250	$1,157,621

See Notes to Financial Statements.

54	Western Asset Managed Municipals Fund 2024 Annual Report

Statement of assets and liabilities

February 29, 2024

Assets:
Investments, at value (Cost — $3,200,974,813)	$3,200,830,588
Cash	97,999
Interest receivable	35,330,936
Receivable for Fund shares sold	2,297,033
Receivable from brokers — net variation margin on open futures contracts	592,188
Prepaid expenses	10,045
Total Assets	3,239,158,789

Liabilities:
TOB Floating Rate Notes (Note 1)	61,235,000
Payable for securities purchased	6,874,071
Payable for Fund shares repurchased	4,851,260
Investment management fee payable	976,417
Interest and commitment fees payable	843,835
Distributions payable	720,593
Service and/or distribution fees payable	263,853
Trustees’ fees payable	10,555
Accrued expenses	498,799
Total Liabilities	76,274,383
Total Net Assets	$3,162,884,406

Net Assets:
Par value (Note 7)	$2,101
Paid-in capital in excess of par value	3,300,913,505
Total distributable earnings (loss)	(138,031,200)
Total Net Assets	$3,162,884,406

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	55

Statement of assets and liabilities (cont’d)

February 29, 2024

Net Assets:
Class 1	$13,244,005
Class A	$2,023,841,243
Class C	$40,654,705
Class I	$744,629,572
Class IS	$340,514,881

Shares Outstanding:
Class 1	883,060
Class A	134,503,498
Class C	2,699,336
Class I	49,410,132
Class IS	22,598,075

Net Asset Value:
Class 1 (and redemption price)	$15.00
Class A (and redemption price)	$15.05
Class C*	$15.06
Class I (and redemption price)	$15.07
Class IS (and redemption price)	$15.07
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$15.64

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

56	Western Asset Managed Municipals Fund 2024 Annual Report

Statement of operations

For the Year Ended February 29, 2024

Investment Income:
Interest	$125,953,750

Expenses:
Investment management fee (Note 2)	12,356,915
Service and/or distribution fees (Notes 2 and 5)	3,358,383
Transfer agent fees (Notes 2 and 5)	1,997,501
Interest expense (Note 1)	1,996,523
Registration fees	248,303
Fund accounting fees	97,682
Legal fees	90,989
Audit and tax fees	76,736
Trustees’ fees	71,164
Shareholder reports	38,354
Commitment fees (Note 8)	29,283
Insurance	21,053
Custody fees	3,259
Miscellaneous expenses	27,152
Total Expenses	20,413,297
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(504,859)
Net Expenses	19,908,438
Net Investment Income	106,045,312

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(22,021,093)
Futures contracts	(301,864)
Net Realized Loss	(22,322,957)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	88,834,460
Futures contracts	1,157,621
Change in Net Unrealized Appreciation (Depreciation)	89,992,081
Net Gain on Investments and Futures Contracts	67,669,124
Increase in Net Assets From Operations	$173,714,436

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	57

Statements of changes in net assets

For the Year Ended February 29, 2024 and the Year Ended February 28, 2023	2024	2023

Operations:
Net investment income	$106,045,312	$103,456,088
Net realized loss	(22,322,957)	(92,654,047)
Change in net unrealized appreciation (depreciation)	89,992,081	(295,747,319)
Increase (Decrease) in Net Assets From Operations	173,714,436	(284,945,278)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(105,295,691)	(102,742,015)
Decrease in Net Assets From Distributions to Shareholders	(105,295,691)	(102,742,015)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	782,670,581	1,474,450,154
Reinvestment of distributions	95,481,310	92,617,813
Cost of shares repurchased	(859,957,142)	(1,827,319,359)
Shares redeemed in-kind (Note 9)	—	(1,069,484,120)
Increase (Decrease) in Net Assets From Fund Share Transactions	18,194,749	(1,329,735,512)
Increase (Decrease) in Net Assets	86,613,494	(1,717,422,805)

Net Assets:
Beginning of year	3,076,270,912	4,793,693,717
End of year	$3,162,884,406	$3,076,270,912

See Notes to Financial Statements.

58	Western Asset Managed Municipals Fund 2024 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2024[2]	2023	2022	2021	2020[2]

Net asset value, beginning of year	$14.65	$16.08	$16.42	$16.84	$15.84

Income (loss) from operations:
Net investment income	0.52	0.46	0.42	0.48	0.54
Net realized and unrealized gain (loss)	0.34	(1.43)	(0.34)	(0.43)	1.00
Total income (loss) from operations	0.86	(0.97)	0.08	0.05	1.54

Less distributions from:
Net investment income	(0.51)	(0.46)	(0.42)	(0.47)	(0.54)
Total distributions	(0.51)	(0.46)	(0.42)	(0.47)	(0.54)

Net asset value, end of year	$15.00	$14.65	$16.08	$16.42	$16.84
Total return[3]	6.03%	(6.04)%	0.44%	0.40%	9.88%

Net assets, end of year (000s)	$13,244	$13,750	$16,397	$17,842	$19,140

Ratios to average net assets:
Gross expenses	0.56%	0.54%	0.50%	0.51%	0.53%
Net expenses[4]	0.56 [5]	0.53 [5]	0.50	0.51 [5]	0.52 [5]
Net investment income	3.52	3.08	2.55	2.95	3.34

Portfolio turnover rate	19%	33%[6]	11%	27%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	59

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020[2]

Net asset value, beginning of year	$14.70	$16.14	$16.48	$16.89	$15.89

Income (loss) from operations:
Net investment income	0.50	0.43	0.40	0.46	0.52
Net realized and unrealized gain (loss)	0.34	(1.43)	(0.34)	(0.42)	1.00
Total income (loss) from operations	0.84	(1.00)	0.06	0.04	1.52

Less distributions from:
Net investment income	(0.49)	(0.44)	(0.40)	(0.45)	(0.52)
Total distributions	(0.49)	(0.44)	(0.40)	(0.45)	(0.52)

Net asset value, end of year	$15.05	$14.70	$16.14	$16.48	$16.89
Total return[3]	5.87%	(6.21)%	0.32%	0.28%	9.78%

Net assets, end of year (millions)	$2,024	$2,042	$3,447	$3,271	$3,618

Ratios to average net assets:
Gross expenses	0.70%	0.68%	0.63%	0.64%	0.66%
Net expenses[4,5]	0.70	0.67	0.63	0.64	0.66
Net investment income	3.38	2.88	2.41	2.82	3.18

Portfolio turnover rate	19%	33%[6]	11%	27%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.77%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

60	Western Asset Managed Municipals Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020[2]

Net asset value, beginning of year	$14.71	$16.15	$16.49	$16.91	$15.90

Income (loss) from operations:
Net investment income	0.42	0.36	0.31	0.37	0.45
Net realized and unrealized gain (loss)	0.34	(1.44)	(0.34)	(0.43)	0.99
Total income (loss) from operations	0.76	(1.08)	(0.03)	(0.06)	1.44

Less distributions from:
Net investment income	(0.41)	(0.36)	(0.31)	(0.36)	(0.43)
Total distributions	(0.41)	(0.36)	(0.31)	(0.36)	(0.43)

Net asset value, end of year	$15.06	$14.71	$16.15	$16.49	$16.91
Total return[3]	5.28%	(6.71)%	(0.24)%	(0.27)%	9.17%

Net assets, end of year (000s)	$40,655	$58,420	$98,239	$140,793	$257,441

Ratios to average net assets:
Gross expenses	1.26%	1.22%	1.19%	1.19%	1.22%
Net expenses[4,5]	1.26	1.21	1.19	1.19	1.22
Net investment income	2.81	2.36	1.86	2.28	2.72

Portfolio turnover rate	19%	33%[6]	11%	27%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.32%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	61

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020[2]

Net asset value, beginning of year	$14.72	$16.16	$16.50	$16.92	$15.92

Income (loss) from operations:
Net investment income	0.53	0.47	0.43	0.49	0.55
Net realized and unrealized gain (loss)	0.34	(1.44)	(0.34)	(0.43)	1.00
Total income (loss) from operations	0.87	(0.97)	0.09	0.06	1.55

Less distributions from:
Net investment income	(0.52)	(0.47)	(0.43)	(0.48)	(0.55)
Total distributions	(0.52)	(0.47)	(0.43)	(0.48)	(0.55)

Net asset value, end of year	$15.07	$14.72	$16.16	$16.50	$16.92
Total return[3]	6.06%	(6.01)%	0.49%	0.47%	9.88%

Net assets, end of year (millions)	$745	$717	$1,114	$1,062	$1,172

Ratios to average net assets:
Gross expenses	0.57%	0.52%	0.50%	0.50%	0.52%
Net expenses[4,5]	0.51	0.47	0.46	0.45	0.49
Net investment income	3.56	3.11	2.59	3.01	3.36

Portfolio turnover rate	19%	33%[6]	11%	27%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

62	Western Asset Managed Municipals Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020[2]

Net asset value, beginning of year	$14.72	$16.16	$16.50	$16.92	$15.92

Income (loss) from operations:
Net investment income	0.53	0.48	0.43	0.49	0.55
Net realized and unrealized gain (loss)	0.35	(1.45)	(0.33)	(0.42)	1.01
Total income (loss) from operations	0.88	(0.97)	0.10	0.07	1.56

Less distributions from:
Net investment income	(0.53)	(0.47)	(0.44)	(0.49)	(0.56)
Total distributions	(0.53)	(0.47)	(0.44)	(0.49)	(0.56)

Net asset value, end of year	$15.07	$14.72	$16.16	$16.50	$16.92
Total return[3]	6.09%	(5.98)%	0.53%	0.50%	9.94%

Net assets, end of year (000s)	$340,515	$245,287	$117,624	$66,125	$61,135

Ratios to average net assets:
Gross expenses	0.49%	0.45%	0.42%[4]	0.42%	0.45%
Net expenses[5]	0.48 [6]	0.44 [6]	0.42 [4]	0.42 [6]	0.44 [6]
Net investment income	3.60	3.25	2.61	3.03	3.34

Portfolio turnover rate	19%	33%[7]	11%	27%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[5]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.50%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Annual Report	63

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services —Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

64	Western Asset Managed Municipals Fund 2024 Annual Report

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Managed Municipals Fund 2024 Annual Report	65

Notes to financial statements (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,983,385,135	$6	$2,983,385,141
Municipal Bonds Deposited in Tender Option Bond Trusts	—	119,450,447	—	119,450,447
Total Long-Term Investments	—	3,102,835,582	6	3,102,835,588
Short-Term Investments†	—	97,995,000	—	97,995,000
Total Investments	—	$3,200,830,582	$6	$3,200,830,588
Other Financial Instruments:
Futures Contracts††	$1,157,621	—	—	$1,157,621
Total	$1,157,621	$3,200,830,582	$6	$3,201,988,209

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the

66	Western Asset Managed Municipals Fund 2024 Annual Report

TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the year ended February 29, 2024, the average daily amount of floating rate notes outstanding was $50,348,934 and weighted average interest rate was 3.87%.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i)

Western Asset Managed Municipals Fund 2024 Annual Report	67

Notes to financial statements (cont’d)

periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of February 29, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

68	Western Asset Managed Municipals Fund 2024 Annual Report

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These

Western Asset Managed Municipals Fund 2024 Annual Report	69

Notes to financial statements (cont’d)

reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC (“LMPFA”) prior to November 30, 2023) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.77%, 1.32%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I and Class IS shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

During the year ended February 29, 2024, fees waived and/or expenses reimbursed amounted to $504,859.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

70	Western Asset Managed Municipals Fund 2024 Annual Report

Pursuant to these arrangements, at February 29, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class 1	Class A	Class C	Class I	Class IS
Expires February 28, 2025	$334	$55,147	$1,743	$449,988	$13,067
Expires February 28, 2026	367	55,574	1,435	429,584	17,899
Total fee waivers/expense reimbursements subject to recapture	$701	$110,721	$3,178	$879,572	$30,966

For the year ended February 29, 2024, FTFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended February 29, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $26,039 was earned by Investor Services.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended February 29, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$100,740	—
CDSCs	43,146	$1,195

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another

Western Asset Managed Municipals Fund 2024 Annual Report	71

Notes to financial statements (cont’d)

fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended February 29, 2024, such purchase and sale transactions (excluding accrued interest) were $203,645,000 and $169,400,000, respectively.

3. Investments

During the year ended February 29, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$584,745,953
Sales	608,397,511

At February 29, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$3,134,995,310	$77,861,665	$(73,261,387)	$4,600,278
Futures contracts	—	1,157,621	—	1,157,621

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at February 29, 2024.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$1,157,621

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

72	Western Asset Managed Municipals Fund 2024 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended February 29, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(301,864)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$1,157,621

During the year ended February 29, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$11,223,320

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended February 29, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$9,739
Class A	$3,011,973	1,314,936
Class C	346,410	35,874
Class I	—	626,566
Class IS	—	10,386
Total	$3,358,383	$1,997,501

Western Asset Managed Municipals Fund 2024 Annual Report	73

Notes to financial statements (cont’d)

For the year ended February 29, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$367
Class A	55,574
Class C	1,435
Class I	429,584
Class IS	17,899
Total	$504,859

6. Distributions to shareholders by class

	Year Ended February 29, 2024	Year Ended February 28, 2023
Net Investment Income:
Class 1	$462,084	$442,829
Class A	67,303,739	68,434,226
Class C	1,378,541	1,769,940
Class I	25,712,225	26,739,469
Class IS	10,439,102	5,355,551
Total	$105,295,691	$102,742,015

7. Shares of beneficial interest

At February 29, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended February 29, 2024		Year Ended February 28, 2023
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	31,422	$462,084	29,895	$442,821
Shares repurchased	(86,833)	(1,275,891)	(110,830)	(1,653,958)
Net decrease	(55,411)	$(813,807)	(80,935)	$(1,211,137)

Class A
Shares sold	20,812,630	$307,224,593	49,361,224	$752,245,798
Shares issued on reinvestment	4,279,681	63,142,527	4,304,656	64,177,331
Shares repurchased	(29,473,560)	(433,765,162)	(58,378,058)	(884,112,764)
Shares redeemed in-kind	—	—	(70,038,253)	(1,069,484,120)
Net decrease	(4,381,249)	$(63,398,042)	(74,750,431)	$(1,137,173,755)

74	Western Asset Managed Municipals Fund 2024 Annual Report

	Year Ended February 29, 2024		Year Ended February 28, 2023
	Shares	Amount	Shares	Amount
Class C
Shares sold	210,037	$3,095,073	508,745	$7,600,372
Shares issued on reinvestment	82,795	1,222,617	104,670	1,557,867
Shares repurchased	(1,563,821)	(23,138,434)	(2,724,893)	(40,646,132)
Net decrease	(1,270,989)	$(18,820,744)	(2,111,478)	$(31,487,893)

Class I
Shares sold	20,576,233	$304,005,124	31,762,256	$473,611,784
Shares issued on reinvestment	1,452,469	21,455,048	1,448,129	21,581,201
Shares repurchased	(21,331,241)	(312,144,564)	(53,420,653)	(794,224,147)
Net increase (decrease)	697,461	$13,315,608	(20,210,268)	$(299,031,162)

Class IS
Shares sold	11,424,562	$168,345,791	16,241,552	$240,992,200
Shares issued on reinvestment	622,508	9,199,034	327,488	4,858,593
Shares repurchased	(6,111,277)	(89,633,091)	(7,185,151)	(106,682,358)
Net increase	5,935,793	$87,911,734	9,383,889	$139,168,435

8. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended February 29, 2024.

9. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the year ended February 29, 2024, the Fund had no redemptions in-kind. For the year ended February 28, 2023, the Fund had redemptions in-kind with total proceeds in the amount of $1,069,484,120. The net realized loss on these redemptions in-kind amounted to $7,628,489, which was not realized for tax purposes.

Western Asset Managed Municipals Fund 2024 Annual Report	75

Notes to financial statements (cont’d)

10. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended February 29 and February 28, respectively, was as follows:

	2024	2023
Distributions paid from:
Tax-exempt income	$105,295,583	$102,720,028
Ordinary income	108	21,987
Total distributions paid	$105,295,691	$102,742,015

As of February 29, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$3,938,409
Deferred capital losses*	(145,742,632)
Other book/tax temporary differences(a)	(1,984,876)
Unrealized appreciation (depreciation)(b)	5,757,899
Total distributable earnings (loss) — net	$(138,031,200)

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)

Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on futures contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax accretion methods for market discount on fixed income securities and book/tax differences in the accrual of interest income on securities in default.

76	Western Asset Managed Municipals Fund 2024 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Managed Municipals Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Managed Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of February 29, 2024, the related statement of operations for the year ended February 29, 2024, the statement of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2024 and the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian, brokers and the administrative agent for the tender option bond trust; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

April 18, 2024

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Managed Municipals Fund 2024 Annual Report	77

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Managed Municipals Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Franklin Templeton, 280 Park Avenue, 8th Floor, New York, New York 10017.

Information pertaining to the Trustees and officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 877-6LM-FUND/656-3863.

Independent Trustees†

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member of Excellent Education Development (since 2012); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; and formerly, Board Member of Great Public Schools Now (2018 to 2022)
Number of funds in fund complex overseen by Trustee	50
Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Director (since 2022) and formerly, Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	50
Other Trusteeships held by Trustee during the past five years	Formerly, Director, Visual Kinematics, Inc. (2018 to 2022)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); Vice President (since 2017), Member of the Executive Board (since 2013) and Member of the International Olympic Committee (since 1986); and President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles)
Number of funds in fund complex overseen by Trustee	50
Other Trusteeships held by Trustee during the past five years	None

78	Western Asset Managed Municipals Fund

Independent Trustees† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	50
Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Chairman of the Independent Directors Council (2012 to 2014); ICI Executive Committee (2011 to 2014); and Investment Company Institute (ICI) Board of Governors (2006 to 2014)

Michael Larson

Year of birth	1959
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[3]
Number of funds in fund complex overseen by Trustee	50
Other Trusteeships held by Trustee during the past five years	Ecolab Inc. (since 2012); Fomento Economico Mexicano, SAB (since 2011); and Republic Services, Inc. (since 2009)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and formerly, Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); and formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Trustee	50
Other Trusteeships held by Trustee during the past five years	Public Storage (since 2010); Occidental Petroleum Corporation (since 2008); and formerly, California Resources Corporation (2014 to 2021)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Trustee and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)
Principal occupation(s) during the past five years	Chairman of Excellent Education Development (since 2000); formerly, Chairman of Great Public Schools Now (2015 to 2020); Trustee of The Getty Trust (2005 to 2017); and Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Trustee	50
Other Trusteeships held by Trustee during the past five years	Trustee, University of Southern California (since 1994); and formerly, Member of Board of United States Golf Association, Executive Committee Member (2017 to 2021)

Western Asset Managed Municipals Fund	79

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); and Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Trustee	50
Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); formerly, Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of CoreLogic, Inc. (information, analytics and business services company) (2012 to 2021); and Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Retired; formerly, President, ECMC Foundation (nonprofit organization) (2014 to 2023); and Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Trustee	50
Other Trusteeships held by Trustee during the past five years	Director of 23andMe, Inc. (genetics and health care services company) (since 2021); Director of Pacific Mutual Holding Company[4] (since 2016); Ralph M. Parson Foundation (since 2015); Edison International (since 2011); formerly, Member of the Board of Trustees of California State University system (2015 to 2022); and Kaiser Family Foundation (2012 to 2022)

Interested Trustee

Ronald L. Olson[5]

Year of birth	1941
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (a law partnership) (since 1968)
Number of funds in fund complex overseen by Trustee	50
Other Trusteeships held by Trustee during the past five years	Director of Provivi, Inc. (since 2017); and Director of Berkshire Hathaway, Inc. (since 1997)

80	Western Asset Managed Municipals Fund

Interested Trustee and Officer

Jane Trust, CFA[6]

Year of birth	1962

Position(s) with Fund	Trustee, President and Chief Executive Officer

Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 123 funds associated with FTFA or its affiliates (since 2015); President and Chief Executive Officer of FTFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); and Senior Vice President of FTFA (2015)
Number of funds in fund complex overseen by Trustee	Trustee of Franklin Templeton funds consisting of 123 portfolios; Trustee of Putnam Family of Funds consisting of 105 portfolios
Other Trusteeships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker

Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951

Position(s) with Fund	Chief Compliance Officer

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of FTFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Susan Kerr

Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1949

Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer

Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Western Asset Managed Municipals Fund	81

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962

Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of FTFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017
Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

82	Western Asset Managed Municipals Fund

Additional Officers (cont’d)

Jeanne M. Kelly Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017
Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of FTFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); and Senior Vice President of LMFAM (2013 to 2015)

FTFA, referenced above, was formerly known as LMPFA prior to November 30, 2023.

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Franklin Templeton fund complex or the officer took such office.

[3]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the non-Microsoft investments of Mr. Gates and all of the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[4]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from FTFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

[5]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[6]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with FTFA and/or certain of its affiliates.

Western Asset Managed Municipals Fund	83

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 29, 2024:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$105,295,583
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$53,928
Section 163(j) Interest Earned	§163(j)	$53,943
Interest Earned from Federal Obligations	Note (1)	$1,910

Note (1) — The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

84	Western Asset Managed Municipals Fund

Western Asset

Managed Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Franklin Templeton Fund Adviser, LLC*

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or

NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Legg Mason Funds

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD02207 4/24 SR24-4857

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit-Related Fees. The aggregate fees billed in the last two fiscal years ending February 28, 2023 and February 29, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $188,676 in February 28, 2023 and $151,676 in February 29, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 28, 2023 and $0 in February 29, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $39,250 in February 28, 2023 and $29,250 in February 29, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in February 28, 2023 and $0 in February 29, 2024.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $350,359 in February 28, 2023 and $342,635 in February 29, 2024.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 23, 2024